Earnings per share (Tables)	9 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Bases for Calculating Basic Earnings (Losses) per Share and Diluted Earnings (Losses) per share
The bases for calculating basic earnings (losses) per share and diluted earnings (losses) per share for the three and nine months ended December 31, 2024 and 2025, are as follows:

	For the three months ended December 31,
(In millions, except per share data)	2024	2025
Net profits (losses) for the period attributable to owners of Coincheck Parent	¥(15,445)	¥405
Basic net earnings (losses) per share	¥(124.32)	¥3.00
Diluted net earnings (losses) per share	¥(124.32)	¥2.91
Weighted-average number of shares, basic	124,229,646	135,165,111
Weighted-average number of shares, diluted	124,229,646	139,028,575

	For the nine months ended December 31,
(In millions, except per share data)	2024	2025
Net profits (losses) for the period attributable to owners of Coincheck Parent	¥(14,992)	¥(617)
Basic and diluted net earnings (losses) per share	¥(121.76)	¥(4.66)
Weighted-average number of shares, basic and diluted	123,130,979	132,272,670